Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Abstract]
Range of Exercise Prices	$ 0.25	$ 0.25
Number Outstanding	1,200,000	1,200,000
Weighted Average Remaining Contractual Life	1 year 9 months	2 years 3 months 8 days
Weighted Average Exercise Price	$ 0.25	$ 0.25